Income Taxes Level 4 Income Taxes (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 04, 2013
Income Taxes [Line Items]
Effective income tax rate			(147.00%)		1.00%
Income tax provision	$ 6,797,000	$ 78,000	$ (54,310,000)	$ 139,000	$ 307,000	$ 240,000	$ 300,000
Statutory U.S. income tax rate	35.00%		35.00%		38.00%
Tax basis of net assets					182,300,000	167,500,000
Deferred tax assets								101,900,000
Income taxes paid, net of other refunds			(12,700,000)	(200,000)	(200,000)	(300,000)	(200,000)
Wood Products [Member]
Income Taxes [Line Items]
Deferred tax assets					15,400,000	13,600,000
Capital loss carryforward					$ 16,000,000	$ 16,000,000